Related parties (Details 1) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of related parties [Line Items]
Dividend paid		₨ 217,880	$ 3,150	₨ 208,697	₨ 169,742
Parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits		0		0	0
Contributions to defined contribution plans		0		0	0
Share based payment transactions		0		0	0
Lease rentals paid	[1]	1,190		1,061	1,035
Dividend paid		133,677		126,600	102,030
Call money received		900,000			300,000
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[1]	0		0	0
Lease rentals payable	[1]	0		0	0
Associates [member]
Disclosure of related parties [Line Items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits		0		0	0
Contributions to defined contribution plans		0		0	0
Share based payment transactions		0		0	0
Lease rentals paid	[1]	0		0	0
Dividend paid		0		0	0
Call money received		0		0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[1]	0		0	0
Lease rentals payable	[1]	0		0	0
Other related parties [member]
Disclosure of related parties [Line Items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits		0		0	0
Contributions to defined contribution plans		0		0	0
Share based payment transactions		0		0	0
Lease rentals paid	[1]	4,535		4,483	4,385
Dividend paid		17,436		16,700	13,903
Call money received		0		0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[1]	2,600		2,600	2,558
Lease rentals payable	[1]	563		125	413
Key management personnel of entity or parent [member]
Disclosure of related parties [Line Items]
Consultancy services received		300		200	240
Sitting fees paid		1,270		1,330	1,410
Salaries and other short term benefits		38,032		39,105	40,053
Contributions to defined contribution plans		1,675		1,675	1,642
Share based payment transactions		0		1,347	3,752
Lease rentals paid	[1]	0		0	0
Dividend paid		0		0	0
Call money received		0		0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[1]	0		0	0
Lease rentals payable	[1]	₨ 0		₨ 0	₨ 0

[1]	During the year 2011 -12, the Company had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Company, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 75 (Rupees Seventy Five Thousand Only) per month. Subsequently, the Company entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. During the year 2011 - 12, the Company had also entered into a lease agreement with M/s Raju Vegesna Developers Private Limited, a Company in which Mr. Ananda Raju Vegesna, Executive Director of the Company and Mr. Raju Vegesna, Chairman and Managing director of the Company exercise significant influence, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 30 (Rupees Thirty Thousand Only) per month. The agreement provides for the automatic renewal for further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. During the year 2010-11, the Company had entered into a lease agreement with Ms. Radhika Vegesna, daughter of Mr. Ananda Raju Vegesna, Executive Director of the company, to lease the premises owned by her for a period of three years effective June 1, 2010 on a rent of ₹294 (Rupees Two Ninety Four Thousand Only) per month and payment of refundable security deposit of ₹2,558. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged.